UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number	811- 6474

Dreyfus Growth and Income Fund, Inc.
(Exact name of Registrant as specified in charter)

c/o The Dreyfus Corporation 200 Park Avenue New York, New York 10166
(Address of principal executive offices) (Zip code)

Michael A. Rosenberg, Esq. 200 Park Avenue New York, New York 10166
(Name and address of agent for service)

Registrant's telephone number, including area code:	(212) 922-6000

Date of fiscal year end:	10/31
Date of reporting period:	7/31/10

FORM N-Q

Item 1.                        Schedule of Investments.

STATEMENT OF INVESTMENTS
Dreyfus Growth And Income Fund, Inc.
July 31, 2010 (Unaudited)

Common Stocks--99.0%	Shares	Value ($)
Consumer Discretionary--14.1%
Abercrombie & Fitch, Cl. A	35,680	1,318,019
Amazon.com	30,630 a	3,610,971
Autoliv	40,960	2,352,742
Carnival	130,458	4,524,283
Dick's Sporting Goods	54,920 a	1,444,945
DIRECTV, Cl. A	48,450 a	1,800,402
Home Depot	73,262	2,088,700
Johnson Controls	165,370	4,764,310
Las Vegas Sands	71,420 a	1,918,341
Limited Brands	82,340	2,111,198
Macy's	133,040	2,481,196
Mattel	90,700	1,919,212
NetFlix	23,320 a	2,391,466
News, Cl. A	625,500	8,162,775
Nordstrom	84,510	2,873,340
Omnicom Group	222,320	8,283,643
Staples	261,300	5,312,229
Target	81,340	4,174,369
Time Warner	250,819	7,890,766
Toll Brothers	73,130 a	1,269,537
		70,692,444
Consumer Staples--10.3%
Clorox	73,510	4,769,329
Costco Wholesale	44,310	2,512,820
CVS Caremark	78,402	2,406,157
Dr. Pepper Snapple Group	86,220	3,237,561
Energizer Holdings	46,650 a	2,869,908
Estee Lauder, Cl. A	25,350	1,578,037
Kraft Foods, Cl. A	61,420	1,794,078
PepsiCo	207,028	13,438,187

Philip Morris International	277,345	14,155,689
Procter & Gamble	33,090	2,023,784
Whole Foods Market	65,140 a	2,473,366
		51,258,916
Energy--10.4%
Cameron International	53,230 a	2,107,376
ConocoPhillips	255,820	14,126,380
EOG Resources	20,150	1,964,625
Exxon Mobil	188,550	11,252,664
Halliburton	63,500	1,897,380
Marathon Oil	38,780	1,297,191
Newfield Exploration	25,810 a	1,379,803
Occidental Petroleum	119,640	9,323,545
Pioneer Natural Resources	19,330	1,119,594
Schlumberger	127,570	7,610,826
		52,079,384
Exchange Traded Funds--.7%
iShares Russell 1000 Value Index
Fund	57,140	3,288,978
Financial--13.3%
American Express	102,810	4,589,438
Ameriprise Financial	48,150	2,041,078
Bank of America	600,670	8,433,407
Berkshire Hathaway, Cl. B	17,360 a	1,356,163
Capital One Financial	29,950	1,267,784
Comerica	34,930	1,339,915
Fidelity National Financial, Cl. A	138,270	2,042,248
Franklin Resources	11,550	1,161,699
Genworth Financial, Cl. A	109,920 a	1,492,714
Goldman Sachs Group	21,623	3,261,181
JPMorgan Chase & Co.	288,445	11,618,565
Marsh & McLennan	51,790	1,218,101
MetLife	78,180	3,288,251
Morgan Stanley	89,720	2,421,543
People's United Financial	73,210	1,013,226
Prudential Financial	65,490	3,751,922
State Street	35,050	1,364,146

T. Rowe Price Group	52,670	2,540,274
Travelers	34,420	1,736,489
U.S. Bancorp	229,840	5,493,176
Wells Fargo & Co.	175,540	4,867,724
		66,299,044
Health Care--9.5%
Alexion Pharmaceuticals	26,700 a	1,451,412
Allergan	32,530	1,986,282
AmerisourceBergen	69,070	2,070,028
Amylin Pharmaceuticals	74,100 a	1,401,972
Cardinal Health	69,670	2,248,251
Celgene	35,300 a	1,946,795
Cerner	23,110 a	1,789,870
Covidien	61,111	2,280,663
Edwards Lifesciences	40,440 a	2,337,432
Express Scripts	69,340 a	3,132,781
Hospira	27,410 a	1,428,061
Human Genome Sciences	51,930 a	1,347,064
Illumina	27,620 a	1,238,205
Johnson & Johnson	26,380	1,532,414
Merck & Co.	261,410	9,008,189
Pfizer	658,162	9,872,430
Warner Chilcott, Cl. A	52,780 a	1,351,168
Zimmer Holdings	23,270 a	1,233,077
		47,656,094
Industrial--11.4%
Caterpillar	119,180 b	8,312,805
Cummins	40,950	3,260,030
Dover	108,403	5,200,092
Eaton	22,000	1,726,120
General Electric	771,910	12,443,189
Ingersoll-Rand	101,220	3,791,701
Norfolk Southern	52,290	2,942,358
Pitney Bowes	378,990	9,251,146
Rockwell Collins	36,790	2,102,916
Tyco International	65,430	2,504,660
United Technologies	77,560	5,514,516

		57,049,533
Information Technology--19.9%
Agilent Technologies	56,460 a	1,576,928
Akamai Technologies	32,140 a	1,232,890
Amphenol, Cl. A	58,730	2,631,104
AOL	62,952 a	1,316,956
Apple	52,647 a	13,543,441
BMC Software	66,820 a	2,377,456
Cisco Systems	429,008 a	9,897,215
Dolby Laboratories, Cl. A	44,870 a	2,847,899
Google, Cl. A	15,006 a	7,275,659
Hewlett-Packard	25,910	1,192,896
Informatica	83,030 a	2,501,694
International Business Machines	63,950	8,211,180
Microsoft	544,789	14,061,004
Motorola	163,900 a	1,227,611
NetApp	67,750 a	2,865,825
Oracle	284,860	6,734,090
QUALCOMM	165,500	6,302,240
Research In Motion	41,650 a	2,396,125
Salesforce.com	31,050 a	3,072,397
Teradata	79,270 a	2,520,786
Trimble Navigation	78,940 a	2,239,528
Tyco Electronics	44,230	1,194,210
VMware, Cl. A	33,710 a	2,613,536
		99,832,670
Materials--3.8%
Air Products & Chemicals	64,560	4,685,765
Dow Chemical	70,010	1,913,373
Freeport-McMoRan Copper & Gold	81,352 c	5,819,922
Mosaic	55,260	2,633,139
Packaging Corp. of America	158,930	3,814,320
		18,866,519
Telecommunication Services--4.6%
AT & T	311,350	8,076,419
Vodafone Group, ADR	371,290	8,717,889
Windstream	526,023	5,996,662

		22,790,970
Utilities--1.0%
Entergy	53,270	4,128,958
Questar	55,070	905,902
		5,034,860
Total Common Stocks
(cost $452,660,639)		494,849,412

Other Investment--.9%
Registered Investment Company;
Dreyfus Institutional Preferred
Plus Money Market Fund
(cost $4,671,000)	4,671,000 d	4,671,000
Investment of Cash Collateral for
Securities Loaned--.9%
Registered Investment Company;
Dreyfus Institutional Cash
Advantage Fund
(cost $4,296,636)	4,296,636 d	4,296,636

Total Investments (cost $461,628,275)	100.8%	503,817,048
Liabilities, Less Cash and Receivables	(.8%)	(4,216,130)
Net Assets	100.0%	499,600,918

ADR - American Depository Receipts
a	Non-income producing security.
b	Security, or portion thereof, on loan. At July 31, 2010, the total market value of the fund's securities on loan is $4,220,991 and the total market value of the collateral held by the fund is $4,296,636, which consists of U.S. Government agencies and securities.
c	Held by a broker as collateral for open financial options positions.
d	Investment in affiliated money market mutual fund.

At July 31, 2010, the aggregate cost of investment securities for income tax purposes was $461,628,275. Net unrealized appreciation on investments was $42,188,773 of which $54,496,965 related to appreciated investment securities and $12,308,192 related to depreciated investment securities.

Portfolio Summary (Unaudited) †	Value (%)
Information Technology	20.0
Consumer Discretionary	14.1
Financial	13.3
Industrial	11.4
Energy	10.4
Consumer Staples	10.2
Health Care	9.5
Telecommunication Services	4.6
Materials	3.8
Money Market Investments	1.8
Utilities	1.0
Exchange Traded Funds	.7
100.8
† Based on net assets.

STATEMENT OF OPTIONS WRITTEN
July 31, 2010 (Unaudited)

	Contracts		Value ($)
Call Options:
Freeport- McMoran,
August 2010 @ 100
(Premiums Received $7,346)	65	a	(195)

a Non-income producing security.

Various inputs are used in determining the value of the fund's investments relating to fair value measurements.
These inputs are summarized in the three broad levels listed below.

Level 1 - unadjusted quoted prices in active markets for identical investments.
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - significant unobservable inputs (including fund's own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used as of July 31, 2010 in valuing the fund's investments:

			Level 3 -
	Level 1 -	Level 2 - Other	Significant
	Unadjusted Quoted	Significant Observable	Unobservable
Assets ($)	Prices	Inputs	Inputs	Total
Investments in Securities:
Equity Securities - Domestic+	478,093,678	-	-	478,093,678
Equity Securities - Foreign+	13,466,756	-	-	13,466,756
Mutual Funds/Exchange Traded Funds	12,256,614	-	-	12,256,614
Liabilities ($)
Other Financial Instruments:
Options Written	(195)	-	-	(195)
+ See Statement of Investments for industry classification.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund's financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

Portfolio valuation: Investments in securities are valued at the last sales price on the securities exchange or national securities market on which such securities are primarily traded. Securities listed on the National Market System for which market quotations are available are valued at the official closing price or, if there is no official closing price that day, at the last sales price. Securities not listed on an exchange or the national securities market, or securities for which there were no transactions, are valued at the average of the most recent bid and asked prices, except for open short positions, where the asked price is used for valuation purposes. Bid price is used when no asked price is available. Registered investment companies that are not traded on an exchange are valued at their net asset value. When market quotations or official closing prices are not readily available, or are determined not to reflect accurately fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Board of Directors. Fair valuing of securities may be determined with the assistance of a pricing service using calculations based on indices of domestic securities and other appropriate indicators, such as prices of relevant ADRs and futures contracts. For other securities that are fair valued by the Board of Directors, certain factors may be considered such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. Financial futures and options, which are traded on an exchange, are valued at the last sales price on the securities exchange on which such securities are primarily traded or at the last sales price on the national securities market on each business day. Options traded over-the-counter are valued at the mean between the bid and asked price.

Pursuant to a securities lending agreement with The Bank of New York Mellon, the fund may lend securities to qualified institutions. It is the fund’s policy that, at origination, all loans are secured by collateral of at least 102% of the value of U.S. securities loaned and 105% of the value of foreign securities loaned. Collateral equivalent to at least 100% of the market value of securities on loan is maintained at all times. Collateral is either in the form of cash, which can be invested in certain money market mutual funds managed by the Manager, U.S. Government and Agency securities or letters of credit. The fund is entitled to receive all income on securities loaned, in addition to income earned as a result of the lending transaction. Although each security loaned is fully collateralized, the fund bears the risk of delay in recovery of, or loss of rights in, the securities loaned should a borrower fail to return the securities in a timely manner.

The provisions of ASC Topic 815 “Derivatives and Hedging” require qualitative disclosures about objectives and strategies for using derivatives, quantitative disclosures about fair value amounts of gains and losses on derivative instruments and disclosures about credit-risk-related contingent features in derivative agreements. The disclosure requirements distinguish between derivatives, which are accounted for as “hedges” and those that do not qualify for hedge accounting. Because investment companies value their derivatives at fair value and recognize changes in fair value through the Statement of Operations, they do not qualify for such accounting. Accordingly, even though a fund’s investments in derivatives may represent economic hedges, they are considered to be non-hedge transactions for purposes of this disclosure.

Options: The fund may purchase and write (sell) put and call options as a substitute for an investment. A call option gives the purchaser of the option the right (but not the obligation) to buy, and obligates the writer to sell, the underlying security or securities at the exercise price at any time during the option period, or at a specified date. Conversely, a put option gives the purchaser of the option the right (but not the obligation) to sell, and obligates the writer to buy the underlying security or securities at the exercise price at any time during the option period, or at a specified date.

As a writer of call options, the fund receives a premium at the outset and then bears the market risk of unfavorable changes in the price of the financial instrument underlying the option. Generally, the fund realizes a gain, to the extent of the premium, if the price of the underlying financial instrument decreases between the date the option is written and the date on which the option is terminated. Generally, the fund incurs a loss, if the price of the financial instrument increases between those dates.

As a writer of put options, the fund receives a premium at the outset and then bears the market risk of unfavorable changes in the price of the financial instrument underlying the option. Generally, the fund realizes a gain, to the extent of the premium, if the price of the underlying financial instrument increases between the date the option is written and the date on which the option is terminated. Generally, the fund incurs a loss, if the price of the financial instrument decreases between those dates.

As a writer of an option, the fund may have no control over whether the underlying securities may be sold (call) or purchased (put) and as a result bears the market risk of an unfavorable change in the price of the security underlying the written option. There is a risk of loss from a change in value of such options which may exceed the related premiums received. One risk of holding a put or a call option is that if the option is not sold or exercised prior to its expiration, it becomes worthless. However, this risk is limited to the premium paid by the fund. Upon the expiration or closing of the option transaction, a gain or loss is reported in the Statement of Operations.

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

Item 2.                        Controls and Procedures.

(a)        The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-Q is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b)        There were no changes to the Registrant's internal control over financial reporting that occurred during the Registrant's most recently ended fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3.                        Exhibits.

(a)        Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.

FORM N-Q

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

Dreyfus Growth and Income Fund, Inc.

By: /s/ Bradley J. Skapyak
Bradley J. Skapyak President
Date:	September 24, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By: /s/ Bradley J. Skapyak
Bradley J. Skapyak President
Date:	September 24, 2010

By: /s/ James Windels
James Windels Treasurer
Date:	September 24, 2010

EXHIBIT INDEX

(a)        Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.  (EX-99.CERT)